Guarantee liabilities - Movement of contingent guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Guarantee liabilities
Contingent guarantee liabilities at beginning of the year	¥ 187,640,702
Contingent guarantee liabilities at end of the year	748,306,610	$ 107,006,422	¥ 187,640,702
Undiscounted future payment of principal	6,743,554,847		2,572,977,752		$ 964,315,518
Xiaoying Credit Loan
Guarantee liabilities
Contingent guarantee liabilities at beginning of the year	187,640,702	26,832,264	61,906,509
Net payout	(440,606,972)	(63,005,960)	(116,003,939)	¥ (5,613,471)
Provision for contingent liability	1,001,272,880	(143,180,118)	241,738,132	(67,519,980)
Contingent guarantee liabilities at end of the year	¥ 748,306,610	$ 107,006,422	¥ 187,640,702	¥ 61,906,509